Investments: Realized Gain (Loss) on Investments (Details) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Details
Debt Securities, Gross gains on sales	$ 117
Debt Securities, Net realized investment gains	$ 117